UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio

Annual Report

October 31, 2010

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
TABLE OF CONTENTS

Shareholders’ Letter	1
Schedule of Investments	5
Statement of Assets and Liabilities	20
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	23
Notes to Financial Statements	24
Report of Independent Registered Public Accounting Firm	34
Disclosure of Portfolio Expenses	35
Trustees and Officers of The Advisors’ Inner Circle Fund	36
Approval of Investment Advisory Agreement	44
Notice to Shareholders	47
The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Forms N-Q are available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
Dear Shareholder:
We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2009 to October 31, 2010, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.
Portfolio Performance Review
For the year ended October 31, 2010, the Acadian Emerging Markets Portfolio returned 29.34%, versus 25.50% for the IFC Investable Index, a widely followed emerging markets benchmark.
Economic and Market Conditions
The trailing year has been volatile but ultimately very positive for emerging markets equities. Looking at the period in detail, late 2009 saw solid returns, as signs of global economic recovery became more abundant and investors sought to gain exposure to risk assets likely to benefit from improved conditions. Positive momentum for emerging markets continued through the first quarter into April 2010. In May, however, signs emerged of problems with the sovereign debt of Greece and other heavily indebted countries. Concerns quickly escalated, and this was a key factor in global markets’ sharp plunge in the second quarter of 2010. Emerging market investors were also made pessimistic by tepid economic data, as well as fears that austerity measures and bailout costs would impede global recovery. Starting in July, however, credit concerns faded and sentiment improved markedly. Amid rising commodities prices, investors in search of higher potential returns came back strongly to emerging markets. The asset class (as defined by the Portfolio’s benchmark index) was up over 25% for the full year period, with Latin, Asian, European and Middle East/African regions all sharing relatively equally in the gains.
Investment Strategy Used During the Period
Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over sixty developing economies and over 6,000 stocks. Our emerging markets process incorporates both country selection and a variety of factors at the stock level. As a result, the Portfolio was invested in over twenty emerging equity markets, with benchmark-relative overweightings in such markets as Taiwan, Korea, Turkey, India, Poland and Thailand. The Portfolio was underweighted in Brazil, China, Russia, Israel and South Africa.
The resulting Portfolio had very attractive valuation characteristics, with a price/book ratio, price/sales ratio and price/earnings ratio all lower than the benchmark index. The Portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC index. Banking, telecoms and technology were significant active sector exposures over the year. There was less emphasis on materials, healthcare and staples holdings.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
Commentary on the Fund’s Investment Performance
The Portfolio was solidly ahead of its benchmark for the period. Active stock selection added approximately 150 basis points of value above the IFC index, with active country allocation return making up the remainder of the outperformance. Specific investments impacting performance included the following:
Helped Portfolio
•	Overweighting and stock selection in India

•	Overweighting and stock selection in Thailand

•	Stock selection in Korea

•	Underweightings in China and Israel

•	Overweighting in Turkey

•	Stock selection in financials, consumer goods and industrials
Hurt Portfolio
•	Underweighting and stock selection in Russia

•	Underweighting and stock selection in South Africa

•	Stock selection in Taiwan

•	Stock selection in Brazil

•	Stock selection in Chile

•	Underweighting in materials stocks
Current Outlook
We believe it is likely that equity markets will continue to alternate between risk-averse and risk-seeking regimes over the near term as the outlook for economic growth in key markets remains uncertain. A notable risk to global equity markets is the potential for economic stalling in the U.S. Overall we see better macroeconomic and capital market conditions in non-U.S. markets relative to the U.S., and we expect these markets to present more attractive asset allocation opportunities over the near-to-medium term. We see the emerging markets in particular as a key source of economic growth and strengthening fundamentals. While the asset class is now somewhat more richly valued than a year ago, the growth and earnings outlook remains strong and the long-term case continues to be very compelling.
We hope this information has been helpful.
Sincerely,

Brian K. Wolahan
Senior Vice President

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
The IFC Investable Index is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor’s calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company’s corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
Growth of a $100,000 Investment
*	If the Adviser and/or Portfolio’s service providers had not limited certain expenses, the Portfolio’s total return would have been lower.
The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Portfolio. The Portfolio’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Portfolio will meet its stated objectives.
The Portfolio’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a
shareholder would pay on portfolio distributions or the
redemption of portfolio shares.
(See definition of comparative index on page 3.)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
SECTOR WEIGHTINGS† (unaudited)

†	Percentages are based on total investments.
SCHEDULE OF INVESTMENTS COMMON STOCK — 94.5%

	Shares	Value
ARGENTINA —0.5%
Banco Macro ADR	10,444	$520,633
Petrobras Energia ADR	73,025	1,313,720
Telecom Argentina ADR	113,725	2,711,204

		4,545,557

BRAZIL — 7.9%
Banco Bradesco ADR	842,450	17,522,960
Banco do Brasil	457,300	8,879,507
Cia de Bebidas das Americas ADR	37,197	5,179,310
Cia de Saneamento Basico do Estado de Sao Paulo	257,721	5,850,939
Cia de Saneamento Basico do Estado de Sao Paulo ADR	23,241	1,068,156
Cia Hering	9,700	479,107
Cosan, Cl A	187,422	2,464,599
EDP — Energias do Brasil	35,300	768,921
Embratel Participacoes	794	5
Empresa Brasileira de Aeronautica ADR	14,580	420,633
Itau Unibanco Holding ADR	140,846	3,459,178
Light	116,400	1,470,620
Obrascon Huarte Lain Brasil	23,500	798,950
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
BRAZIL — (continued)
Petroleo Brasileiro ADR	529,032	$18,050,572
Seara Alimentos* (A)	911	3
Tim Participacoes*	1	4
Vivo Participacoes ADR	52,280	1,497,299

		67,910,763

CHILE — 1.9%
Banco Santander Chile ADR	99,066	9,177,474
Enersis ADR	326,191	7,440,417

		16,617,891

CHINA — 6.6%
Baidu ADR*	20,256	2,228,363
Bank of China	1,104,000	660,856
Bank of Communications	618,000	675,292
China Minsheng Banking	737,500	685,989
China Petroleum & Chemical	17,188,000	16,209,237
China Sports International*	670,000	62,123
China Telecom	10,442,000	5,401,917
CSG Holding	387,600	540,542
Dongfeng Motor Group	3,950,000	8,561,034
First Tractor	328,000	315,246
Great Wall Motor	114,500	359,687
Harbin Power Equipment	794,000	1,069,402
Industrial & Commercial Bank of China	13,774,000	11,088,289
JA Solar Holdings ADR*	115,109	961,160
Jiangling Motors	67,800	223,043
Luthai Textile	147,700	149,198
PICC Property & Casualty*	2,180,000	3,217,380
Qingling Motors	918,000	343,448
Shanghai Friendship Group (A)	327,270	470,941
Sinopec Shanghai Petrochemical	426,000	191,253
Solarfun Power Holdings ADR*	268,657	2,742,988
Tsann Kuen China Enterprise*	501,700	121,681
Weiqiao Textile	1,169,500	921,852

		57,200,921

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
CZECH REPUBLIC — 0.5%
Komercni Banka	16,129	$3,665,060
Pegas Nonwovens	5,000	118,852

		3,783,912

EGYPT — 0.6%
Al Ezz Steel Rebars SAE*	408,960	1,320,423
Alexandria Mineral Oils	24,485	182,954
Commercial International Bank	223,642	1,672,996
Sidi Kerir Petrochemcials	64,030	153,796
Talaat Moustafa Group*	508,978	663,550
Telecom Egypt	282,406	860,307

		4,854,026

HONG KONG — 3.0%
China Mobile	2,262,500	23,044,144
China Pharmaceutical Group	738,000	412,253
CNOOC	616,000	1,276,280
Haier Electronics Group*	166,000	153,549
Lumena Resources (A)	514,000	194,290
TPV Technology	1,172,000	721,217

		25,801,733

HUNGARY — 0.1%
OTP Bank	34,936	1,038,962

INDIA — 13.8%
Allahabad Bank	475,087	2,649,771
Andhra Bank	610,637	2,449,696
Apollo Tyres	2,179,945	3,511,370
Ashok Leyland	181,428	309,596
Balrampur Chini Mills	185,063	351,628
Bank of Baroda	530,557	12,113,111
Bank of India	229,894	2,518,121
Canara Bank	565,211	9,180,543
Central Bank of India	340,058	1,732,060
Dena Bank	727,830	2,239,855
Gitanjali Gems	152,275	1,016,252
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
INDIA — (continued)
Grasim Industries	26,168	$1,319,888
Gujarat State Fertilisers & Chemicals	30,566	247,858
Hindalco Industries	1,771,555	8,395,145
Hindustan Petroleum	346,740	3,803,836
IDBI Bank	619,251	2,517,711
Indian Bank	346,321	2,275,022
Indian Overseas Bank	484,799	1,744,054
JBF Industries	138,469	667,407
Jet Airways India	58,744	1,071,066
MRF	1,146	240,050
NIIT Technologies	156,447	772,725
Oil & Natural Gas	361,054	10,599,561
Oriental Bank of Commerce	352,215	3,955,877
Patni Computer Systems	113,754	1,184,916
PSL	44,217	109,348
Punjab National Bank	447,395	13,000,843
Sasken Communications Technologies	470,374	1,988,130
Sesa Goa*	411,922	2,982,308
SRF	135,371	1,226,476
State Bank of India	170,981	12,127,257
Syndicate Bank	183,860	574,511
Tata Chemicals	94,441	830,133
Tata Motors	139,667	3,644,170
UCO Bank	133,314	376,653
Union Bank of India	378,329	3,219,033
Uttam Galva Steels*	726	2,500
Vijaya Bank	719,797	1,729,814
Welspun	31,213	174,791
Yes Bank	34,983	283,124

		119,136,210

INDONESIA — 0.7%
Bank Negara Indonesia Persero	4,103,000	1,790,901
Charoen Pokphand Indonesia	434,500	415,778
Citra Marga Nusaphala Persada	167,500	28,307
Gajah Tunggal	5,603,000	1,457,971
Gudang Garam	41,500	221,550
Holcim Indonesia*	715,500	186,182
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
INDONESIA — (continued)
Indofood Sukses Makmur	2,430,500	$1,414,505
Jasa Marga	389,500	163,472
Semen Gresik Persero	131,500	144,231

		5,822,897

ISRAEL — 0.0%
IDB Holding	4,799	174,060

MALAYSIA — 1.9%
Axiata Group*	556,200	803,003
Boustead Heavy Industries	76,000	107,035
CIMB Group Holdings	52,500	139,944
DRB-Hicom	466,100	179,846
KUB Malaysia	603,700	100,940
Kulim Malaysia	104,100	324,685
Land & General*	4,219,800	732,698
Malayan Banking	1,622,300	4,694,759
Malaysia Building Society	469,900	237,216
Proton Holdings	803,100	1,270,499
RHB Capital	172,900	446,426
Telekom Malaysia	4,284,700	4,684,238
Tenaga Nasional	868,600	2,457,775
Titan Chemicals	191,900	141,920

		16,320,984

MEXICO — 4.5%
Alfa, Ser A	408,200	3,409,997
Alsea	200,200	203,736
America Movil, Ser L	4,803,800	13,785,576
Bio Pappel*	169,500	161,498
Coca-Cola Femsa ADR	55,914	4,443,486
Coca-Cola Femsa	25,000	199,680
Consorcio	411,700	262,066
Gruma, Cl B*	79,800	158,407
Grupo Aeroportuario del Pacifico, Cl B	238,051	884,666
Grupo Aeroportuario del Pacifico ADR	39,055	1,448,159
Grupo Aeroportuario del Sureste ADR	2,967	149,537
Grupo Aeroportuario del Sureste, Cl B	37,200	187,324
Grupo Modelo	43,400	243,532
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
MEXICO — (continued)
Telefonos de Mexico ADR	688,374	$10,656,029
Telefonos de Mexico, Ser L	3,090,400	2,398,204

		38,591,897

PAKISTAN — 0.4%
Attock Refinery*	733,900	858,240
Bank Alfalah	904,800	97,734
Bank of Punjab*	1,350,437	132,494
DG Khan Cement*	1,948,800	620,610
National Bank of Pakistan	238,875	179,838
National Refinery	82,197	211,383
Nishat Mills	763,000	459,738
Pakistan Telecommunication	3,784,181	804,723

		3,364,760

PHILIPPINES — 0.6%
First Gen*	814,700	258,713
Lopez Holdings*	1,258,900	164,370
Philippine Long Distance Telephone	62,904	3,927,650
Philippine National Bank*	271,910	450,119
Universal Robina	392,100	397,220

		5,198,072

POLAND — 3.5%
Getin Holding*	38,968	146,144
Grupa Lotos*	40,664	431,977
KGHM Polska Miedz	279,344	12,544,216
Polski Koncern Naftowy Orlen	847,315	11,952,896
Polskie Gornictwo Naftowe i Gazownictwo	191,568	248,667
Tauron Polska Energia*	526,035	1,201,406
Telekomunikacja Polska	549,679	3,500,096

		30,025,402

RUSSIA — 3.8%
OAO Gazprom ADR	1,150,340	25,215,453
Surgutneftegas ADR	788,416	7,726,477

		32,941,930

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
SINGAPORE — 1.0%
China Yuchai International	38,861	$995,619
Yangzijiang Shipbuilding Holdings	5,474,000	7,909,427

		8,905,046

SOUTH AFRICA — 4.6%
Aveng	589,800	3,744,708
DataTec	54,703	276,274
Gold Fields ADR	886,453	13,979,364
Group	152,052	2,764,542
Imperial Holdings	221,461	3,651,018
Investec	306,239	2,547,536
Kumba Iron Ore	3,540	203,304
Liberty Holdings	51,473	557,133
Mittal Steel South Africa	312,846	3,631,760
Sappi	122,080	611,624
Telkom	564,047	2,947,164
Wilson Bayly Holmes-Ovcon	23,892	466,732
Woolworths Holdings	989,854	3,920,794

		39,301,953

SOUTH KOREA — 18.4%
AtlasBX	262,941	5,953,602
CJ	42,684	3,011,425
Daelim Industrial	2,900	236,335
Daesang	540	3,973
Daou Data	44,716	125,117
Display Tech	38,984	87,922
Dongkuk Steel Mill	9,060	208,767
Dongwoo*	33,525	132,131
Global & Yuasa Battery	9,030	257,082
GS Holdings	8,640	453,523
GS Home Shopping	1,773	183,610
Halim*	42,625	173,496
Halla Climate Control	9,580	178,133
Hana Financial Group	245,230	6,970,728
Hanil E-Wha	199,070	1,315,916
Hankook Tire	64,580	1,680,574
Hansol Paper	41,820	416,712
Hanwha	193,480	7,307,141
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — (continued)
Hanwha Chemical	197,360	$5,364,189
Hite Holdings	14,760	279,048
Honam Petrochemical	38,093	8,404,861
Husteel	22,760	369,546
Hyosung	6,008	668,149
Hyundai DSF	11,420	112,270
Hyundai Marine & Fire Insurance	23,830	508,826
Hyundai Motor	92,568	14,000,498
In the F*	76,100	71,090
Inzi Controls	5,490	29,697
IS Dongseo	14,540	198,567
IsuPetasys	276,160	857,472
Kia Motors	293,240	11,713,947
Kolon Industries*	2,213	140,183
Kolon	25,730	853,851
KP Chemical	115,920	1,727,455
KT	118,758	4,691,152
Kyeryong Construction Industrial	18,032	304,009
LG	136,402	9,769,004
LG Chemical	1,935	597,371
LG Display	202,430	6,933,768
LG Electronics	130,614	11,515,878
LG International	26,680	846,212
LIG Insurance	10,340	213,883
ON*Media*	220,990	672,407
Pacific	1,322	207,592
Samsung Electronics	45,681	30,277,887
SK C&C	15,981	1,372,034
SK Holdings	88,292	9,190,537
SKC	6,650	226,893
Sungwoo Hitech	1,136	14,301
Taekwang Industrial	160	183,203
TS	11,184	549,250
Woori Finance Holdings	441,380	5,556,519
Youngone	86,328	844,847
Youngone Holdings	21,582	624,995

		158,587,578

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
TAIWAN — 12.3%
AcBel Polytech	271,205	$244,859
Altek	352,987	505,996
Asia Polymer	607,200	668,168
Asia Vital Components	131,960	145,641
Asustek Computer	456,800	3,706,606
AU Optronics	4,099,000	4,088,962
Chang Hwa Commercial Bank	1,173,000	773,701
Cheng Loong	2,167,000	976,477
China Life Insurance	5,807,614	4,721,946
China Metal Products	349,249	358,087
China Motor	1,501,000	1,217,954
China Petrochemical Development*	285,000	241,028
Chin-Poon Industrial	568,000	463,673
Chun Yuan Steel	589,000	287,528
Chung Hung Steel (A)	484,263	258,538
Chunghwa Telecom	122,000	285,231
CMC Magnetics*	1,006,000	264,106
Compal Electronics	6,423,169	8,179,709
Coretronic	1,970,000	3,004,049
CSBC Taiwan	219,000	194,508
E.Sun Financial Holding	143,488	73,794
Elitegroup Computer Systems	1,866,000	709,842
Eva Airways*	359,000	362,224
Farglory Land Development	145,000	359,837
Feng TAY Enterprise	99,640	103,463
Formosa Chemicals & Fibre	438,000	1,255,719
FSP Technology	215,211	275,119
Fubon Financial Holding	8,607,460	10,539,747
GigaMedia*	205,257	355,095
GMI Technology	171,074	92,170
Hai Kwang Enterprise	303,571	148,192
Hannstar Board	490,592	341,212
Ho Tung Chemical*	69,440	36,506
HUA ENG Wire & Cable	436,000	158,739
Huaku Construction	168,479	467,065
Hwa Fong Rubber*	75,000	26,081
Hwacom Systems	156,999	74,334
Inventec	3,711,820	1,951,357
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
TAIWAN — (continued)
Inventec Appliances	1,647,900	$1,277,963
Jean*	482,000	162,109
Kenda Rubber Industrial	522,610	540,955
King Yuan Electronics	2,127,000	965,398
L&K Engineering	99,000	98,758
Leader Electronics	173,249	116,254
Lingsen Precision Industries	370,000	249,486
LITE-ON IT	1,739,653	1,846,162
Lite-On Technology	5,728,929	7,566,863
Long Bon International	365,000	148,383
Macronix International	8,386,351	5,161,885
Mega Financial Holding	1,496,000	1,038,041
Mercuries & Associates	174,300	121,512
Nien Hsing Textile	393,448	299,984
Pegatron*	925,343	1,252,423
Pou Chen	7,282,270	6,895,864
Powerchip Technology	1,222,000	302,058
Powertech Technology	367,750	1,212,824
P-Two Industries	49,000	66,880
Quanta Storage	218,000	254,481
Radiant Opto-Electronics	885,570	1,334,500
Sampo*	437,476	106,423
Sanyang Industry	978,000	528,519
Shihlin Electric & Engineering	261,000	311,922
Sigurd Microelectronics	300,000	257,143
Sinon	291,420	135,124
Taishin Financial Holding	2,400,297	1,050,252
Taiwan Business Bank*	400,400	133,358
Taiwan Cement	307,000	326,798
Taiwan Cooperative Bank	467,500	332,783
Taiwan Life Insurance	424,936	446,790
Taiwan Pulp & Paper*	70,000	43,771
Taiwan Union Technology	9,000	4,643
Teco Electric and Machinery	1,573,000	986,175
Ton Yi Industrial	265,000	137,584
Tsann Kuen Enterprise	426,139	801,489
TYC Brother Industrial	172,216	107,969
United Microelectronics	19,632,000	9,327,203
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
TAIWAN —(continued)
USI	3,515,880	$3,048,053
Vanguard International Semiconductor	12,000	5,211
Ve Wong	133,044	104,915
Walsin Technology	181,000	105,793
Weikeng Industrial	215,000	188,147
Winbond Electronics*	1,450,000	378,776
Wistron	3,247,897	6,670,783
WUS Printed Circuit*	295,000	179,649
Yageo	2,255,000	960,906
Yosun Industrial	404,217	696,903

		106,207,128

THAILAND — 4.1%
Bangchak Petroleum	810,100	414,256
Bangkok Bank	946,500	4,713,519
Bank of Ayudhya	633,100	505,718
CalComp Electronics	2,611,000	431,401
Charoen Pokphand Foods	9,846,700	7,668,052
Electricity Generating	419,200	1,345,027
Kiatnakin Bank	715,800	950,971
Krung Thai Bank	6,538,000	3,692,921
Lanna Resources	234,800	153,028
Padaeng Industry	182,800	142,354
Property Perfect	4,056,200	612,768
Sahaviriya Steel Industries	9,862,600	527,412
Sansiri	49,700	9,551
Siam Commercial Bank	788,100	2,699,875
STP & I	278,800	354,091
Thai Airways International	2,561,500	3,980,941
Thaicom*	36,500	8,601
Thanachart Capital	3,543,000	4,677,423
TPI Polene	5,195,500	2,153,215
True*	947,500	146,305

		35,187,429

TURKEY — 3.8%
Aksa Akrilik Kimya Sanayii	131,224	292,468
Arcelik	1,337,526	7,329,295
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
COMMON STOCK — continued

	Shares	Value
TURKEY — (continued)
Aygaz	305,497	$1,601,948
Eczacibasi Yatirim Holding	557,648	1,995,594
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	987,994	1,802,088
Haci Omer Sabanci Holding	1,531,185	8,322,157
Ipek Matbacilik Sanayi Ve Ticaret*	178,231	426,310
Is Yatirim Menkul Degerler	138,502	208,209
Koza Anadolu Metal Madencilik Isletmeleri*	395,490	1,179,343
Menderes Tekstil Sanayi ve Ticaret*	305,732	149,485
Petkim Petrokimya Holding*	348,275	604,083
Pinar Entegre Et ve Un Sanayi	43,360	197,652
Turk Hava Yollari*	617,807	2,544,065
Turk Sise ve Cam Fabrikalari*	2,632,947	4,819,206
Turkiye Vakiflar Bankasi Tao, Cl D	438,111	1,395,133

		32,867,036

TOTAL COMMON STOCK (Cost $622,397,274)		814,386,147

PREFERRED STOCK — 2.4%
BRAZIL — 2.4%
Banco do Estado do Rio Grande do Sul	56,200	616,562
Brasil Telecom*	1	8
Centrais Eletricas Brasileiras, Cl A	413,500	6,660,779
Centrais Eletricas de Santa Catarina, Ser B	24,974	514,829
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	1	39
Cia Energetica do Ceara	8,800	146,113
Cia Paranaense de Energia, Ser B	151,952	3,532,163
Confab Industrial	324,183	1,189,347
Eletropaulo Metropolitana Eletricidade de Sao Paulo	288,661	5,022,709
Embratel Participacoes	60	—
Lojas Americanas	3	32
Metalurgica Gerdau, Cl A	203,523	3,124,751
San Carlos Empreendimentos e Participacoes* (A)	455	—
Telecomunicacoes de Sao Paulo	11,600	278,745
Tractebel Energia, Ser B* (A)	1	—
Universo Online	12,550	75,874

TOTAL PREFERRED STOCK (Cost $14,233,009)		21,161,951

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010

	Shares	Value
RIGHTS* — 0.0%
Kolon Industries, Expires 12/06/10 (Cost $0)	527	$8,111

SHORT-TERM INVESTMENT — 2.5%
Union Bank N.A. Diversified Money Market Fund, Fiduciary Shares 0.020% (B) (Cost $21,128,549)	21,128,549	21,128,549

TOTAL INVESTMENTS — 99.4% (Cost $657,758,832)		$856,684,758

Percentages are based on Net Assets of $861,978,179.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2010, was $923,772 and represented 0.1% of net assets.

(B)	Rate shown is the 7-day effective yield as of October 31, 2010.

ADR — American Depositary Receipt

Cl — Class

Ser — Series
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
The summary of inputs used to value the Portfolio’s net assets as of October 31, 2010 was as follows:

Investments in
Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Argentina	$4,545,557	$—	$—	$4,545,557
Brazil	67,910,760	—	3	67,910,763
Chile	16,617,891	—	—	16,617,891
China	56,729,980	—	470,941	57,200,921
Czech Republic	3,783,912	—	—	3,783,912
Egypt	182,954	4,671,072	—	4,854,026
Hong Kong	25,607,443	—	194,290	25,801,733
Hungary	1,038,962	—	—	1,038,962
India	119,136,210	—	—	119,136,210
Indonesia	5,822,897	—	—	5,822,897
Israel	—	174,060	—	174,060
Malaysia	16,320,984	—	—	16,320,984
Mexico	38,591,897	—	—	38,591,897
Pakistan	3,364,760	—	—	3,364,760
Philippines	5,198,072	—	—	5,198,072
Poland	30,025,402	—	—	30,025,402
Russia	32,941,930	—	—	32,941,930
Singapore	8,905,046	—	—	8,905,046
South Africa	39,301,953	—	—	39,301,953
South Korea	158,587,578	—	—	158,587,578
Taiwan	105,948,590	—	258,538	106,207,128
Thailand	35,187,429	—	—	35,187,429
Turkey	—	32,867,036	—	32,867,036

Total Common Stock	775,750,207	37,712,168	923,772	814,386,147
Preferred Stock	21,161,951	—	—	21,161,951
Rights	—	8,111	—	8,111
Short-Term Investment	21,128,549	—	—	21,128,549

Total Investments in Securities	$818,040,707	$37,720,279	$923,772	$856,684,758

†	Represents securities trading primarily outside of the United States the values of which were adjusted as a result of significant market movements following the close of local trading.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Common Stock
Beginning balance as of November 1, 2009	$—
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	923,772

Ending balance as of October 31, 2010	$923,772

Of the Level 1 investments presented above, equity investments amounting to $349,831,116 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Value (Cost $657,758,832)	$856,684,758
Foreign Currency, at Value (Cost $12,501,248)	12,560,234
Receivable for Capital Shares Sold	2,626,110
Dividends Receivable	735,736
Reclaim Receivable	14,030
Prepaid Expenses	24,166

Total Assets	872,645,034

Liabilities
Payable for Investment Securities Purchased	4,202,540
Accrued Foreign Capital Gains Tax on Appreciated Securities	4,084,595
Payable for Capital Shares Redeemed	1,331,088
Payable to Investment Adviser	661,526
Payable due to Administrator	64,347
Chief Compliance Officer Fees Payable	3,232
Payable due to Trustees	2,080
Accrued Expenses	317,447

Total Liabilities	10,666,855

Net Assets	$861,978,179

Net Assets Consist of:
Paid-in Capital	$722,755,146
Undistributed Net Investment Income	6,844,506
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(62,542,443)
Net Unrealized Appreciation on Investments	198,925,926
Net Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	79,639
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(4,084,595)

Net Assets	$861,978,179

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	44,323,953
Net Asset Value Price Per Share	$19.45

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
FOR THE YEAR ENDED
OCTOBER 31, 2010
STATEMENT OF OPERATIONS

Investment Income:
Dividends	$20,027,774
Interest	218
Less: Foreign Taxes Withheld	(2,530,528)

Total Income	17,497,464

Expenses:
Investment Advisory Fees	6,311,756
Administration Fees	653,629
Chief Compliance Officer Fees	10,037
Trustees’ Fees	8,394
Shareholder Servicing Fees	617,292
Custodian Fees	511,318
Transfer Agent Fees	248,713
Legal Fees	42,762
Filing and Registration Fees	34,986
Interest Expense	23,407
Printing Fees	19,685
Audit Fees	19,340
Other Expenses	99,994

Total Expenses	8,601,313

Less:
Fees Paid Indirectly — (See Note 4)	(1,214)

Net Expenses	8,600,099

Net Investment Income	8,897,365

Net Realized Gain (Loss) on:
Investments	44,340,606
Foreign Currency Transactions	(717,358)

Net Realized Gain on Investments and Foreign Currency Transactions	43,623,248

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	114,099,901
Foreign Capital Gains Tax on Appreciated Securities	(1,076,780)
Foreign Currency Transactions	(84,076)

Net Change in Unrealized Appreciation	112,939,045

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	156,562,293

Net Increase in Net Assets Resulting from Operations	$165,459,658

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31,	October 31,
	2010	2009
Operations:
Net Investment Income	$8,897,365	$7,355,020
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	43,623,248	(87,242,583)
Net Change in Unrealized Appreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currency Transactions	112,939,045	265,517,617

Net Increase in Net Assets Resulting from Operations	165,459,658	185,630,054

Dividends and Distributions:
Net Investment Income	(4,779,383)	(16,083,024)
Net Realized Gains	—	(72,863,399)

Total Dividends and Distributions	(4,779,383)	(88,946,423)

Capital Share Transactions:
Issued	357,256,103	207,004,855
Reinvestment of Distributions	3,322,676	79,705,109
Redemption Fees — (See Note 2)	72,182	57,289
Redeemed	(212,885,145)	(220,331,300)

Net Increase in Net Assets from Capital Share Transactions	147,765,816	66,435,953

Total Increase in Net Assets	308,446,091	163,119,584

Net Assets:
Beginning of Year	553,532,088	390,412,504

End of Year (including Undistributed Net Investment Income of $6,844,506 and $4,077,065, respectively)	$861,978,179	$553,532,088

Share Transactions:
Issued	20,312,829	17,520,323
Reinvestment of Distributions	201,007	7,958,404
Redeemed	(12,710,955)	(18,829,939)

Net Increase in Shares Outstanding from Share Transactions	7,802,881	6,648,788

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period

	Years Ended October 31,
	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Year	$15.16	$13.07	$44.11	$31.28	$24.35

Income from Operations:
Net Investment Income*	0.24	0.22	0.53	0.53	0.53
Net Realized and Unrealized Gain (Loss)	4.18	5.40	(22.44)	18.34	9.04

Total from Operations	4.42	5.62	(21.91)	18.87	9.57

Redemption Fees**	0.00	0.00	0.00	0.00	0.00

Dividends and Distributions from:
Net Investment Income	(0.13)	(0.54)	(0.48)	(0.51)	(0.37)
Net Realized Gains	—	(2.99)	(8.65)	(5.53)	(2.27)

Total Dividends and Distributions	(0.13)	(3.53)	(9.13)	(6.04)	(2.64)

Net Asset Value, End of Year	$19.45	$15.16	$13.07	$44.11	$31.28

Total Return†	29.34%	58.69%	(61.74)%	72.00%	42.04%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$861,978	$553,532	$390,413	$1,250,127	$837,481
Ratio of Expenses to Average Net Assets(1)	1.36%	1.49%	1.38%	1.39%	1.39%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.83%	1.87%	1.64%	1.86%
Portfolio Turnover Rate	74%	115%	102%	59%	40%

*	Per share amounts for the period are based on average outstanding shares.

**	Amount was less than $0.01 per share.

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The Ratio of Expenses to Average Net Assets for the years ended October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007, and October 31, 2006, excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.36%, 1.48%, 1.38%, 1.38%, and 1.38%, respectively.
Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
NOTES TO FINANCIAL STATEMENTS
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 34 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the “Portfolio”). The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Portfolio.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.
As of October 31, 2010, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $923,772 or 0.1% of net assets.
The Portfolio uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Portfolio’s Administrator and may request that a meeting of the Committee be held.
If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended October 31, 2010, there have been no significant changes to the Portfolio’s fair value methodologies.
Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
As of and during the year ended October 31, 2010, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date.
Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.
Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2010, the Portfolio had no open forward foreign currency contracts.
Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.
Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.
Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2010 and October 31, 2009, there were $72,182 and $57,289, respectively, in redemption fees retained.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administrative Services, Distribution Agreements, Shareholder Servicing, and Custodian Agreement:
The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio’s average daily net assets.
The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the “Adviser”), an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.
DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.
For the year ended October 31, 2010, the Portfolio earned cash management credits of $1,214 which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.
Union Bank N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.
5. Investment Advisory Agreement:
Under the terms of an investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio’s total annual operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses.
6. Investment Transactions:
For the year ended October 31, 2010, the Portfolio made purchases of $587,508,657 and sales of $462,240,656 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.
7. Line of Credit:
The Portfolio entered into an agreement which enables it to participate in a $10 million unsecured committed revolving line of credit with Union Bank N.A. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on its borrowings at the current reference rate. For the year ended October 31, 2010, the Portfolio had average borrowings of $2,621,095 over a period of 98 days at a weighted average interest rate of 3.25%. Interest accrued on the borrowings during the year were $23,407. As of October 31, 2010 the Portfolio had no borrowings outstanding.
8. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.
Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are due to foreign currency gains and losses and sale of passive foreign investment companies (PFIC), and foreign tax withholding reclassifications. Permanent book and tax differences resulted in a reclassification of $(1,350,541) from undistributed net investment income and $1,350,541 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.
The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2010	$4,779,383	$—	$4,779,383
2009	$16,085,631	$72,860,792	$88,946,423
As of October 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$8,148,194
Capital Loss Carryforwards	(60,877,177)
Net Unrealized Appreciation	191,952,016

Total Distributable Earnings	$139,223,033

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2010, there were $60,877,177 of capital loss carryforwards, which expire October 31, 2017. During the year ended October 31, 2010, the Portfolio had utilized capital loss carryforwards in the amount of $41,363,256 to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held (excluding accumulated foreign capital gains tax on appreciated securities and foreign currency) by the Portfolio at October 31, 2010, were as follows:

	Aggregated	Aggregated
Federal Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$660,727,787	$215,982,679	$(20,025,708)	$195,956,971
9. Concentration of Risk:
When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.
The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.
At October 31, 2010, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.
10. Other:
At October 31, 2010, 62% of total shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.
In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
11. Loans of Portfolio Securities:
The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
At October 31, 2010, there were no securities on loan.
12. Accounting Pronouncement:
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.
13. Subsequent Events:
The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of
The Advisors’ Inner Circle Fund and Shareholders of
Acadian Emerging Markets Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio (one of the funds constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Philadelphia,Pennsylvania
December 21, 2010

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio’s costs in two ways:
Actual Portfolio Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.
You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation.You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/01/10	10/31/10	Ratios	Period*

Acadian Emerging Markets Portfolio

Actual Fund Return	$1,000.00	$1,123.00	1.35%	$7.22
Hypothetical 5% Return	1,000.00	1,018.40	1.35	6.87

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust as that

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INTERESTED BOARD MEMBERS

ROBERT A. NESHER 64 yrs. old	Chairman of the Board of Trustees	(Since 1991)

WILLIAM M. DORAN	Trustee	(Since 1992)
1701 Market Street
Philadelphia, PA 19103
70 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of October 31, 2010.

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P,, SEI Structured Credit Fund, L.P., SEI Multi-Strategy Funds plc., and SEI Islamic Investments Fund plc.

Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Limited and SEI Investments – Unit Trust Management (UK) Limited.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS

JAMES M. STOREY 79 yrs. old	Trustee	(Since 1994)

GEORGE J. SULLIVAN, JR. 67 yrs. old	Trustee	(Since 1999)

BETTY L. KRIKORIAN 67 yrs. old	Trustee	(Since 2005)

CHARLES E. CARLBOM 76 yrs. old	Trustee	(Since 2005)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010

	Number of
	Funds in
	The Advisors’
	Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987-December 1993.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, and U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	34	Trustee of the Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

Vice President Compliance, AARP Financial Inc. since September 2008. Self-Employed Legal and Financial Services Consultant since 2003. In-house Counsel, State Street Bank Global Securities and Cash Operations from 1995 to 2003.	34	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	34	Director, Oregon Transfer Company and Oregan Transfer Logistics, Inc. and Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT BOARD MEMBERS (continued)

MITCHELL A. JOHNSON 68 yrs. old	Trustee	(Since 2005)

JOHN K. DARR 66 yrs. old	Trustee	(Since 2008)

OFFICERS

PHILIP T. MASTERSON 46 yrs. old	President	(Since 2008)

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)

RUSSELL EMERY 47 yrs. old	Chief Compliance Officer	(Since 2006)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010

Number of
Funds in
The Advisors’
Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member[3]

Retired.	34	Trustee of the Advisors’ Inner Circle Fund II, and Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

CEO, Office of Finance, FHL Banks from 1992 to 2007.	34	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of the Advisors’ Inner Circle Fund II and Bishop Street Funds.

Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
	N/A	N/A

Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments Fund Accounting from April 1995 to February 1998 and November 1998 to July 2005.	N/A	N/A

Director of Investment Product Management and Development at SEI Investments since February 2003. Senior Investment Analyst, Equity team at SEI Investments from March 2000 to February 2003.	N/A	N/A

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2010
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served

OFFICERS (continued)

JOSEPH M. GALLO 37 yrs. old	Vice President and Secretary	(Since 2007)

CAROLYN F. MEAD 53 yrs. old	Vice President and Assistant Secretary	(Since 2007)

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2004)

TIMOTHY D. BARTO 42 yrs. old	Vice President and Assistant Secretary	(Since 2000)

MICHAEL BEATTIE 45 yrs. old	Vice President	(Since 2009)

ANDREW S. DECKER 47 yrs. old	AML Officer	(Since 2008)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010

Number of
Funds in
The Advisors’
Inner Circle Fund
Principal Occupation(s)	Overseen by	Other Directorships
During Past 5 Years	Board Member	Held by Board Member
Corporate Counsel of SEI since 2007; Associate Counsel, ICMA Retirement Corporation 2004-2007; Federal Investigator, U.S. Department of Labor 2002-2004; U.S. Securities and Exchange Commission—Division of Investment Management, 2003
	N/A	N/A

Corporate Counsel of SEI since 2007; Associate, Stradley, Ronon, Stevens & Young 2004-2007; Counsel, ING Variable Annuities, 1999-2002.	N/A	N/A

Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.
	N/A	N/A

General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997-1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.
	N/A	N/A

Director of Client Services at SEI since 2004.	N/A	N/A

Compliance Officer and Product Manager, SEI, 2005-2008. Vice President, Old Mutual Capital, 2000- 2005. Operations Director, Prudential Investments, 1998-2000.	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Board Considerations in Re-Approving the Advisory Agreement. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolio may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.
Prior to this year’s meeting held on May 18-19, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolio and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (iv) the extent to which economies of scale would be realized as the Portfolio grows; and (v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.
At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, personnel, risk management, business plan and execution quality. The Adviser’s representative also reviewed the Portfolio’s portfolio composition with respect to market capitalization, geographic and industry allocation and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent and Quality of Services Provided by the Adviser. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolio.
The Trustees also considered other services to be provided to the Portfolio by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolio’s investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by the Adviser.
Investment Performance of the Portfolio and the Adviser. The Board was provided with information regarding the Portfolio’s performance since the Advisory Agreement was last renewed as well as information regarding the Portfolio’s performance since its inception. The Board also compared the Portfolio’s performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Portfolio, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Board noted that although the Portfolio underperformed its benchmark over various periods of time, its recent performance was not substantially below that of its benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results that the adviser had been able to achieve for the Portfolio.
Costs of Advisory Services, Profitability and Economies of Scale. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the advisory fees paid by the Portfolio to the Adviser as well as the costs of services provided by and the profits realized by the Advisers from its

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
relationship with the Portfolio, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and noted that the Portfolio’s total fees and expenses were lower than the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Portfolio and its willingness to continue its voluntary expense limitations and fee waiver arrangements with the Portfolio. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2010
NOTICE TO SHAREHOLDERS (Unaudited)

Qualifying
				For				Short
				Corporate				Term
	Long	Ordinary		Dividends	Qualifying	U.S.	Interest	Capital	Foreign
	Capital Gain	Income	Total	Rec.	Dividend	Government	Related	Gain	Tax
	Distribution	Distributions	Distributions	Deduction (1)	Income (2)	Interest (3)	Dividend (4)	Dividends (5)	Credit (6)

Acadian Emerging Markets Portfolio	0.00%	100.00%	100.00%	0.05%	78.57%	0.00%	0.07%	0.00%	38.22%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Portfolios to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of The Advisors’ Inner Circle Fund — Acadian Emerging who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after December 31, 2009.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after December 31, 2009.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2010 amounting to $2,956,607 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2010, which shareholders of this Portfolio will receive in late January, 2011. In addition, for the year ended October 31, 2010, gross foreign source income amounted to $11,122,356 for the Acadian Emerging Markets Portfolio.
The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010. Complete information will be computed and reported in conjunction with your 2010 Form 1099-DIV.

NOTES

NOTES

Acadian Emerging Markets Portfolio
P.O. Box 219009
Kansas City, MO 64121
1-866-AAM-6161
Adviser:
Acadian Asset Management LLC
One Post Office Square
Boston, MA 02109
Distributor:
SEI Investments Distribution Co.
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
This information must be preceded or accompanied by a current prospectus for the Portfolio described.
ACA-AR-001-0900

Item 2.	Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.
(a)(1) The registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.
Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust
PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

			2010			2009
			All fees and	All fees and	All other fees and	All fees and	All fees and	All other fees and
			services to the Trust	services to service	services to service	services to the	services to service	services to service
			that were	affiliates that	affiliates that did	Trust that were	affiliates that	affiliates that did
			pre-approved	were pre-approved	not require pre-approval	pre-approved	were pre-approved	not require pre-approval
(a	)	Audit Fees	$208,890	$0	$0	$244,818	$0	$0
(b	)	Audit-Related Fees	$4,000	$0	$0	$0	$0	$0
(c	)	Tax Fees	$55,000	$0	$0	$0	$0	$0
(d	)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

			2010			2009
			All fees and	All fees and	All other fees and	All fees and	All fees and	All other fees and
			services to the	services to service	services to service	services to the	services to service	services to service
			Trust that were	affiliates that	affiliates that did	Trust that were	affiliates that	affiliates that did
			pre-approved	were pre-approved	not require pre-approval	pre-approved	were pre-approved	not require pre-approval
(a	)	Audit Fees	$255,024	N/A	N/A	$245,808	N/A	N/A
(b	)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c	)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d	)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A
(e)(1) Not applicable.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2010	2009
Audit-Related Fees	1.9%	0%
Tax Fees	26.3%	0%
All Other Fees	0%	0%
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2010	2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments
Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* Date: December 17, 2010	/s/ Philip T. Masterson Philip T. Masterson, President

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer, Controller & CFO
Date: December 17, 2010

*	Print the name and title of each signing officer under his or her signature.